Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,
	2019	2018

Cash for immediate withdrawal	$2,307	$3,289
Cash equivalents - short-term deposits (1)	39,531	36,983

	$41,838	$40,272

(1)	The cash equivalents are short-term bank deposits denominated in USD and bear interest at an average annual rate of 1.7% and 2.05% as of December 31, 2019 and 2018, respectively.